Shareholders' equity - Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 10, 2021	Feb. 09, 2021	Feb. 05, 2021
Initial Public Offering
Shareholders' equity
Number of shares issued		5,000,000
Price per share		$ 4.00
Net proceeds from sale of stock		$ 20	$ 20
Over-Allotment Option
Shareholders' equity
Number of shares issued	750,000
Price per share	$ 4.00